Note 11 - Financial Instruments and Fair Value Disclosures - Financial Assets or Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets		$ 131,922	$ 162,830
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets		39	661
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets		131,961	163,491
Cash and cash equivalents [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets		130,180	160,395
Cash and cash equivalents [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets
Cash and cash equivalents [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets		130,180	160,395
Investments [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	[1]	1,742	2,435
Investments [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	[1]	39	661
Investments [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	[1]	$ 1,781	$ 3,096

[1]	The fair value of equity securities quoted in active markets, is determined based on a market approach reflecting the closing price of each particular security as at the statement of financial position date. The closing price is a quoted market price obtained from the exchange that is the principal active market for the particular security, and therefore equity securities are classified within Level 1 of the fair value hierarchy. The fair values of equity securities and warrants that are not quoted in active markets are valued based on quoted prices of similar instruments in active markets or using valuation techniques where all inputs are directly or indirectly observable from market data and are classified within Level 2 of the fair value hierarchy.